Loans from Third Parties	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
LOANS FROM THIRD PARTIES
14.	LOANS FROM THIRD PARTIES

Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Urumqi Changhe Financing Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	$2,182,967	$2,179,539
Urumuqi National Economic Financing and Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	1,134,444	1,132,663
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	333,522	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,184,424	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,456,282	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,281,412	-
Zhiyuan Shenzhen Factoring Co., Ltd.	Interest was not charged	Repayment on demand	101,940
			$14,674,991	$3,312,202

During the year ended December 31, 2018, Changhe and Urumuqi National Economic repaid on behalf of the Company the bank loans of US$2,179,539 and US$1,132,663 due to Shanghai Pudong Development Bank ("SPDB"). Accordingly the Company settled the bank loans due to SPDB and recorded a loan due to Changhe and Urumuqi National Economic, respectively. The loan was charged of interest expenses at an interest rate of 7% per annum and was repaid on demand. For the six months ended June 30, 2019, the interest expense charged on the loans due to Changhe, Urumuqi National Economic and Microcredit Refinancing were US$115,977, US$60,271 and US$1,200,835, respectively. For the six months ended June 30, 2018, the Company did not borrow loans from third parties and did not accrue interest expenses on the loans from third parties.

All these loans were not secured or guaranteed.